Fair value measurements - Gains (Losses) Due to Changes in Fair Value for Financial Instruments Measured at Fair Value Using Fair Value Option (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012
Assets: [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on assets	¥ 0	[1]	¥ 15	[1]	¥ 1	[1]	¥ 8	[1]
Trading assets [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on assets	0	[1],[2]	1	[1],[2]	0	[1],[2]	1	[1],[2]
Private equity investments [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on assets	0	[1],[2]	0	[1],[2]	0	[1],[2]	(5)	[1],[2]
Loans and receivables [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on assets	3	[1]	14	[1]	2	[1]	14	[1]
Collateralized agreements [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on assets	(3)	[1],[3]	0	[1],[3]	(1)	[1],[3]	(2)	[1],[3]
Other [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on assets	0	[1],[2]	0	[1],[2]	0	[1],[2]	0	[1],[2]
Liabilities: [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on liabilities	1	[1]	16	[1]	50	[1]	39	[1]
Short-term borrowings [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on liabilities	(2)	[1],[4]	4	[1],[4]	(1)	[1],[4]	8	[1],[4]
Collateralized financing [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on liabilities	0	[1],[3]	0	[1],[3]	0	[1],[3]	0	[1],[3]
Long-term borrowings [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on liabilities	3	[1],[4],[5]	12	[1],[4],[5]	51	[1],[4],[5]	31	[1],[4],[5]
Other liabilities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on liabilities	¥ 0	[1],[6]	¥ 0	[1],[6]	¥ 0	[1],[6]	¥ 0	[1],[6]

[1]	Includes gains and losses reported primarily within Net gain on trading and Gain (loss) on private equity investments in the consolidated statements of income.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes resale and repurchase agreements.
[4]	Includes structured notes and other financial liabilities.
[5]	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
[6]	Includes loan commitments.